Exhibit 99.1

SHAP 2018-1, LLC CFMT 2022-HB8 Due Diligence Review

June 2, 2022

This document is protected under the copyright laws of the United States and other countries as an unpublished work. This document contains information that is proprietary and confidential to American Mortgage Consultants, Inc. or its technical alliance partners, which shall not be disclosed outside or duplicated, used, or disclosed in whole or in part for any purpose other than to evaluate American Mortgage Consultants, Inc. Any use or disclosure in whole or in part of this information without the express written permission of American Mortgage Consultants, Inc. is prohibited.

© 2022 American Mortgage Consultants, Inc. (Unpublished). All rights reserved.

SHAP 2018-1 LLC, CFMT 2022-HB8 Due Diligence

Review Results

Summary

AMC Diligence, LLC (“AMC”) reviewed a population of 4,850 Home Equity Conversion Mortgage loans (“HECMs”) owned by SHAP 2018-1, LLC (“Client”). The HECM portfolio is sub-serviced by Compu-Link Corporation, d/b/a Celink (“Celink”) (317 HECMs) and PHH Mortgage Corporation (PHH) (4,533 HECMs). The review included review of data, documentation and images provided by the sub-servicers, validation of key servicing system data, and confirmation of FHA Mortgage Insurance, as of March 31, 2022 (the “Cut-off Date”). Due diligence also included an order of Broker Price Opinions (“BPOs”) to gain insight into market value on a sample of properties. It also included current owner title searches retrieved by AMC. The procedures followed during AMC’s review (the “Review”) and the results of the Review are detailed below.

Original sample selections were grossed up by 35% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after due diligence commencement. The original population for securitization was reduced from 4,850 HECMs (the “Original Securitization Population”) to 4,387 HECMs (the “Initial Securitization Population”) after sample selections were made but prior to diligence completion. The securitization population was reduced a second time from 4,387 HECMs to 2,682 HECMs (the “Final Securitization Population”) after due diligence had been completed. The 2,168 HECMs were dropped as requested by SHAP 2018-1, LLC. The reduction from the Initial Securitization Population to the Final Securitization Population has altered the overall statistical samples because of dropped loans after sampling was completed. AMC has reported the due diligence outcomes for both the Initial Securitization Population and Final Securitization Population in its report.

Procedures

1.	Based upon the Original Securitization Population, obtain a data tape from SHAP 2018-1, LLC, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the below fields in the sub-servicer’s servicing system of record agree to the data tape.

•	MIP Rate

•	Current UPB

•	Current Interest Rate

•	Loan Status

•	Borrower 1 First Name

•	Borrower 1 Last Name

•	Borrower 1 DOB

•	Borrower 2 First Name

•	Borrower 2 Last Name

•	Borrower 2 DOB

•	Current Life Expectancy Set-Aside Amount

•	Property City

•	Property State

•	Property Zip

•	Property Unit Count

•	Property Type

•	Marketable Title Date (inactive loans only)

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MIP Rate

From a sample of 430 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the MIP Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted.

Current UPB

From a sample of 430 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the current UPB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified fifteen (15) instances where the Current UPB was found to have a variance compared to the data tape. There were no other exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. From the remaining sample, AMC identified eight (8) instances where the Current UPB was found to have a variance compared to the data tape. There were no other exceptions noted in the remaining sample population.

Current Interest Rate

From a sample of 430 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Interest Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

Loan Status

From a sample of 430 HECMs, AMC reviewed the servicing system screen shots or the servicing system and compared the Loan Status represented in the screenshot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified six (6) instances where the Loan Status was found to have a variance to the data tape. There were no other exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. From the remaining sample, AMC identified three (3) instances where the Loan Status was found to have a variance compared to the data tape. There were no other exceptions noted in the remaining sample population.

Borrower 1 First Name

From a sample of 430 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified one (1) instance where the Borrower 1 First Name was found to have a variance to the data tape. There were no other exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

Borrower 1 Last Name

From a sample of 430 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

Borrower 1 DOB

From a sample of 430 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified ten (10) instances where the Borrower 1 DOB was found to have a variance compared to the data tape. No other exceptions were noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. From the remaining sample, AMC identified five (5) instances where the Borrower 1 DOB was found to have a variance compared to the data tape. There were no other exceptions noted in the remaining sample population.

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Borrower 2 First Name

From a sample of 430 HECMs, AMC identified 129 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 129 HECMs and compared the Borrower 2 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population the sample with a co-borrower was reduced to 85 HECMs. There were no exceptions noted in the remaining sample population.

Borrower 2 Last Name

From a sample of 430 HECMs, AMC identified 129 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 129 HECMs and compared the Borrower 2 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population the sample with a co-borrower was reduced to 85 HECMs. There were no exceptions noted in the remaining sample population.

Borrower 2 DOB

From a sample of 430 HECMs, AMC identified 129 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 129 HECMs and compared the Borrower 2 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified seven (7) instances where the Borrower 2 DOB was found to have a variance compared to the data tape. There were no other exceptions noted. Following the reduction to the Final Securitization Population the sample with a co-borrower was reduced to 85 HECMs. From the remaining sample, AMC identified four (4) instances where the Borrower 2 DOB was found to have a variance compared to the data tape. There were no other exceptions noted in the remaining sample population.

Current Life Expectancy Set-Aside Amount (LESA)

From a sample of 430 HECMs, AMC identified zero (0) HECMs with a Life Expectancy Set-Aside Amount. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

Property City

From a sample of 430 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property City represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

Property State

From a sample of 430 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property State represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

Property Zip

From a sample of 430 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Zip represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

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Property Unit Count

From a sample of 430 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Unit Count represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC was unable to confirm the Property Unit Count for five (5) HECMs due to the absence of a screen shot or availability in the servicing system. AMC identified one (1) instance where the Property Unit Count was found to have a variance compared to the data tape. There were no other exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. From the remaining sample, AMC was unable to confirm the Property Unit Count for one (1) HECM due to the absence of a screenshot or availability in the servicing system. There were no other exceptions noted in the remaining sample population.

Property Type

From a sample of 430 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Type represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions identified. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

Marketable Title Date

From a sample of 430 HECMs, AMC identified five (5) HECMs with marketable title dates. AMC reviewed servicing system screenshots or the servicing system for the five (5) HECMs and compared the marketable title date represented in the screenshot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. From the remaining sample population AMC identified four (4) HECMs with marketable title dates. There were no exceptions noted in the remaining sample population.

b.	If the below fields from the original document of record, HUD’s “HERMIT” system, HUD documents or combination of systems agree with the data tape.

•	Maximum Claim Amount

•	Original Note Rate

•	Margin (for adjustable rate loans)

•	Index (for adjustable rate loans)

•	Debenture Interest Rate

•	Closing Date

•	FHA Case Number

•	Called Due Date (inactive loans only)

•	UPB at Called Due Date (inactive loans only)

•	Foreclosure First Legal Date (inactive loans only)

Maximum Claim Amount

From a sample of 430 HECMs, AMC reviewed HERMIT screen shots from the applicable sub-servicer and compared the Max Claim Amount represented in the screen shot to the data tape provided by SHAP 2018-1, LLC. No exceptions were identified. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

Original Note Rate

From a sample of 430 HECMs, AMC reviewed the original Note provided by SHAP 2018-1, LLC. AMC compared the Note Rate represented in the Note to the Note Rate on the data tape provided by SHAP 2018-1, LLC. No exceptions were identified. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

Margin (for adjustable-rate HECMs)

From a sample of 430 HECMs, AMC identified 294 HECMs with adjustable-rate features. AMC reviewed the Original Note provided by SHAP 2018-1, LLC for the HECMs.  AMC compared the Margin represented in the Note to the Margin represented in the tape data provided by SHAP 2018-1, LLC. No exceptions were identified. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. From the remaining sample AMC identified 189 HECMs with adjustable-rate features. There were no exceptions noted in the remaining sample population.

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Index (for adjustable-rate HECMs)

From a sample of 430 HECMs, AMC identified 294 HECMs with adjustable-rate features. AMC reviewed the Original Note provided by SHAP 2018-1, LLC for the HECMs.  AMC compared the Index represented in the Note to the Index represented in the tape data provided by SHAP 2018-1, LLC. No exceptions were identified. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. From the remaining sample AMC identified 189 HECMs with adjustable-rate features. There were no exceptions noted in the remaining sample population.

Debenture Interest Rate

From a sample of 430 HECMs, AMC reviewed HERMIT screen shots from the applicable sub-servicer to determine the endorsement date and looked up the corresponding debenture interest rate to Mortgagee Debenture Interest Rates published by HUD. AMC compared the debenture rate to the tape data. No exceptions were identified. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

Closing Date

From a sample of 430 HECMs, AMC reviewed HERMIT screen shots or HUD settlement documents from the applicable sub-servicer to determine the closing date recognized by HUD and compared the date to the tape data. AMC identified two (2) exception due to a discrepancy between the documentation provided and the data tape. There were no other exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

FHA Case Number

From a sample of 430 HECMs, AMC reviewed HERMIT screen shots from the applicable sub-servicer and compared the FHA Case Number represented in the screen shot to the data tape provided by SHAP 2018-1, LLC. No exceptions were identified. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. There were no exceptions noted in the remaining sample population.

Called Due Date

From a sample of 430 HECMs, AMC identified 263 HECMs with a Called Due Date in the data tape. AMC reviewed a screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee to identify the Called Due Date and compared the dates to the Called Due Date listed in the data tape provided by SHAP 2018-1, LLC. AMC noted fifteen (15) exceptions. All fifteen (15) of the exceptions were due to data discrepancies between the tape data and the screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee. No other exceptions were noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. AMC identified 163 HECMs with a Called Due Date in the data tape. AMC noted nine (9) exceptions in the remaining sample population. All nine (9) of the exceptions were due to data discrepancies between the tape data and the screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee. There were no other exceptions noted in the remaining sample population.

UPB at Called Due Date

From a sample of 430 HECMs, AMC identified 263 HECMs with a UPB at Called Due Date in the data tape.  AMC reviewed a screen of the applicable sub-servicer’s system representing the HECM balance history and compared the UPB at the time of the Called Due Date represented in the servicing system to the value represented in the data tape.  AMC noted two (2) exceptions. Both exceptions were due to data discrepancies between the tape data and the screen shot of the applicable sub-servicer’s system. No other exceptions were noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. AMC identified 163 HECMs with a Called Due Date in the data tape. AMC noted two (2) exceptions in the remaining sample population. Both exceptions were due to data discrepancies between the tape data and the screen shot of the applicable sub-servicer’s system. There were no other exceptions noted in the remaining sample population.

Foreclosure First Legal Date

From a sample of 430 HECMs, AMC identified 179 HECMs with a Foreclosure First Legal Date. AMC reviewed imaged copies of foreclosure complaints, Notices of Default, and other first legal evidence relevant to the foreclosure action for each of those 179 HECMs and compared the Foreclosure First Legal Date found therein to the Foreclosure First Legal Date represented in the data tape. AMC noted two (2) exceptions. Both exceptions were due to missing documentation. No other exceptions were noted. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. AMC identified 113 HECMs with a Foreclosure First Legal Date. AMC noted two (2) exceptions. Both exceptions were due to missing documentation. There were no other exceptions noted in the remaining sample population.

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2.	Obtain and review FHA reporting from SHAP 2018-1, LLC and determine that all HECMs have FHA insurance coverage.

AMC evaluated FHA coverage on 4,387 assets in the Initial Securitization Population. AMC identified six (6) HECMs where FHA insurance status was “assigned”. SHAP 2018-1 stated that they and their sub-servicer, PHH, confirmed the six (6) loans represented as assigned were insured repurchases and a Case Status adjustment has been submitted to HUD. Following AMC’s initial review, PHH provided additional HERMIT screenshots evidencing the Case Adjustment. Each of the six (6) HECMs now show as “endorsed”. Following the reduction to the Final Securitization Population AMC evaluated FHA coverage on 2,682 assets in the Final Securitization Population. There were no exceptions noted in the remaining population.

3.	Based upon the Original Securitization Population, obtain a list of HECMs in due and payable status, and select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system and provided by SHAP 2018-1, LLC.

From a sample of 430 HECMs in the Securitization Population, AMC reviewed imaged HECM loan files to verify a proof of age was provided by the borrower at origination and was available in the imaged loan file and the borrower was sixty-two (62) years of age or older at the time of closing. AMC identified one-hundred forty-seven (147) exceptions. One-hundred forty-six (146) exceptions were due to missing documentation. One (1) exception was due to discrepancies between the data tape and the documentation evidencing the primary Borrower’s birthdate. At SHAP 2018-1, LLC’s request, a social security number search was run by LexisNexis to verify the primary borrower’s birthdate. One-hundred forty-seven of the HECMs with exceptions identified had dates of birth and loan eligibility subsequently confirmed through the search. Following the reduction to the Final Securitization Population the sample was reduced to 266 HECMs. From the remaining population AMC identified ninety-six (96) exceptions. All ninety-six (96) exceptions were due to missing documentation. All ninety-six (96) of the HECMs in the remaining population with exceptions had dates of birth and loan eligibility subsequently confirmed through the LexisNexis search.

4.a. Identify HECMs with property valuations twenty-four (24) or more months old. Based upon the Original Securitization Population, select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and order Broker Price Opinions. From such sample, identify HECMs with property valuations less than twenty-four (24) months old but greater than twelve (12) months old, select an 8% sample, and order Broker Price Opinions.

BPOs for a total of 410 HECMs were ordered for HECMs in the Securitization Population. Following the reduction to the Final Securitization Population the sample was reduced to 255 HECMs. The results of all the valuations received have been provided to SHAP 2018-1, LLC.

Please note that AMC did not review the BPOs in order to ascertain the validity of any values and AMC makes no representations or warranties about the underlying value of the property.

4.b. Based upon the Original Securitization Population, obtain the most recent valuations report including date of valuation, type, and amount, and select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the value and valuation date in the servicing system match those found in the imaged copy valuation.

AMC selected and reviewed 413 of the most recent appraisals found in the Securitization Population validating the date and amount from the imaged appraisal to the servicing system data. AMC identified one-hundred thirty (130) unique HECMs with exceptions. Five (5) exceptions were due to missing documents. Eighty-six (86) variances were due to a date and amount discrepancy. Thirty-nine (39) variances were due to a date discrepancy only. No other exceptions were noted. Following the reduction to the Final Securitization Population the sample was reduced to 248 HECMs. From the remaining population AMC identified seventy-five (75) unique HECMs with exceptions. Three (3) exceptions were due to missing documents. Fifty (50) variances were due to a date and amount discrepancy. Twenty-two (22) variances were due to a date discrepancy only. No other exceptions were noted.

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AMC did not review the appraisal in order to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

5.	Based upon the Original Securitization Population, obtain a list of loans with corporate advances and all transaction level detail, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and:

a.	From such sample, select an individual property preservation transaction for each loan and determine that the transaction has not exceeded a per-event FHA allowance.

AMC identified 320 HECMs within the sample selection with property preservation advances. AMC randomly selected a single property preservation transaction from the 320 HECMs.  AMC tested the sample of loan-level property preservation fee transactions against allowable limits detailed in HUD Mortgagee letters and Appendix 4 of 4001.1: FHA Single Family Housing Handbook through review of servicing advance history, supporting invoices, FHA over-allowable approvals, and additional details provided by SHAP 2018-1, LLC. AMC identified thirty-six (36) exceptions. For twenty-two (22) of the thirty-six (36) exceptions, SHAP 2018-1, LLC was unable to provide over-allowable approvals to support associated advances and for fourteen (14) of the exceptions, SHAP 2018-1, LLC was unable to provide documentation to support the advance. There were no other exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 210 HECMs. From the remaining population AMC identified twenty-six (26) exceptions. For seventeen (17) of the twenty-six (26) exceptions, SHAP 2018-1, LLC was unable to provide over-allowable approvals to support associated advances and for nine (9) of the exceptions, SHAP 2018-1, LLC was unable to provide documentation to support the advance. There were no other exceptions noted in the remaining sample population.

b.	From such sample, select an individual tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

AMC identified 318 HECMs within the sample selection with a tax or insurance disbursement. AMC randomly selected a single tax or insurance transaction from each of those HECMs, requested relevant invoice support from SHAP 2018-1, LLC and verified that the amount and coding of the disbursement is accurately represented in the servicing system. AMC identified one-hundred seventeen (117) exceptions. One-hundred fifteen (115) exceptions where due to no documentation being provided to support the advance and the remaining two (2) exceptions were due to data discrepancies. There were no other exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 204 HECMs. From the remaining population AMC identified seventy-three (73) exceptions. Seventy-two (72) exceptions where due to no documentation being provided to support the advance and the remaining one (1) exception was due to a data discrepancy. There were no other exceptions noted in the remaining sample population.

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c.	From such sample, select an individual foreclosure, bankruptcy, property preservation, or other non-tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

AMC identified 366 HECMs within the sample selection with a non-tax or insurance disbursement. AMC randomly selected a single disbursement transaction from each of those HECMs, requested relevant invoice support from SHAP 2018-1, LLC and verified that the amount and coding of the disbursement is accurately represented in the servicing system. AMC identified one-hundred seventeen (117) exceptions. One-hundred fourteen (114) exceptions were due to no documentation being provided to support the advance and the remaining three (3) exceptions were due to data discrepancies. There were no other exceptions noted. Following the reduction to the Final Securitization Population the sample was reduced to 238 HECMs. From the remaining population AMC identified seventy-two (72) exceptions. Seventy (70) exceptions where due to no documentation being provided to support the advance and the remaining two (2) exceptions were due to data discrepancies. There were no other exceptions noted in the remaining sample population.

title results

As requested by the Client, either a title review and/or Black Knight lien search was included in AMC’s scope of review on all HECMs in the Initial Securitization Population. 2,140 HECMs received a title review utilizing a current owner’s title search and supporting materials provided by Client. 2,247 loans received a Black Knight Lien Alert report. Following the reduction to the Final Securitization Population, 1,337 HECMs received a title review utilizing a current owner’s title search and supporting materials provided by Client and 1,345 loans received a Black Knight Lien Alert report

To facilitate the title review on 1,337 HECMs, the Client provided AMC with identifying data on the Securitization Population. Data provided by the Client, included HECM and servicer identification numbers as well as subject property address, borrower names, origination date, original mortgage loan amount for the subject mortgage and title policies from origination as it relates to the subject mortgage. Using the data provided, AMC ordered a current owner’s title search on these HECMs through a service provider. Upon receipt and review of the current owner’s title search results, AMC identified whether or not the title search report revealed any liens and/or judgments which could affect the seniority of the subject mortgage, including potentially superior post origination liens and/or judgments as well as subject mortgage not of record. For the purposes of identifying potentially superior post-origination homeowners’ association (“HOA”) liens, the Client has vetted and approved for use a list of states prepared by outside counsel for which potentially superior post origination HOA liens may take priority over the subject mortgage. The states identified by the Client to be super lien states are: AL, AK, CO, CT, DC, DE, FL, HI, IL, MA, MD, MN, MO, NV, NH, NJ, OR, PA, RI, TN, VA, VT, WA, and WV. AMC reviewed the title policies for all liens and/or judgments that were recorded before the recordation of the subject mortgage to determine if any identifiable liens and/or judgments were listed as an exception on Schedule B of the applicable title policies.

SUMMARY (2,140 HECMs)

As part of the due diligence services, the Client provided AMC with identifying data on 2,140 HECMs in the Initial Securitization Population.  There were eighty-nine (89) HECMs that were determined to have critical findings based on the scope of reviews set forth herein. The results of the review were provided to SHAP 2018-1 for which they confirmed that all eighty-nine (89) HECMs are either in an REO status or liquidated. Following the reduction to the Final Securitization Population there were forty-nine (49) HECMs that were determined to have critical findings based on the scope of reviews set forth herein. The results of the review were provided to SHAP 2018-1 for which they confirmed that all forty-nine (49) HECMs are either in an REO status or liquidated

BLACK KNIGHT SUMMARY (2,247 HECMs)

As part of the due diligence services, the Client provided AMC with identifying data on 2,247 HECMs in the Initial Securitization Population and a Black Knight Lien Alert was obtained for these HECMs.  The title evidence obtained indicated that there were no critical exceptions related to lien position on these 2,247 HECMs. Following the reduction to the Final Securitization Population the population a Black Knight Lien Alert was obtained on was reduced to 1,345 HECMs. There were no critical exceptions related to lien position on these 1,345 HECMs.

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